Match Funded Liabilities (Detail) (USD $) In Thousands, unless otherwise specified				9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 28, 2012 Class B Term Note	Sep. 30, 2012 Class A Draw Money Market Fund Note	Sep. 30, 2012 Variable Interest Entities Class A Term Note	Sep. 30, 2012 Variable Interest Entities Class B Term Note	Sep. 30, 2012 Variable Interest Entities Class C Term Note	Sep. 30, 2012 Variable Interest Entities Class D Term Note	Sep. 30, 2012 Variable Interest Entities Class A Variable Funding Note	Sep. 30, 2012 Variable Interest Entities Class B Variable Funding Note	Sep. 30, 2012 Variable Interest Entities Class C Variable Funding Note	Sep. 30, 2012 Variable Interest Entities Class D Variable Funding Note	Sep. 30, 2012 Variable Interest Entities Class A Term Money Market Fund Note	Sep. 30, 2012 Variable Interest Entities Class B Term Note	Sep. 30, 2012 Variable Interest Entities Class A Draw Money Market Fund Note
Debt Instrument [Line Items]
Interest rate to calculate the cost of servicing advances				1-Month LIBOR	1-Month LIBOR	1-Month LIBOR	1-Month LIBOR	1-Month LIBOR	1-Month LIBOR	1-Month LIBOR	1-Month LIBOR	1-Month LIBOR		1-Month LIBOR	1-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate				2.00%	2.25%	5.25%	6.25%	7.25%	2.50%	5.50%	6.50%	7.50%	0.65%	2.75%	2.00%
Debt Instrument, Maturity Date					Aug. 01, 2043	Aug. 01, 2043	Aug. 01, 2043	Aug. 01, 2043	Aug. 01, 2043	Aug. 01, 2043	Aug. 01, 2043	Aug. 01, 2043	Sep. 01, 2013	Sep. 01, 2044	Sep. 01, 2044
Debt Instrument, Amortization Date					2013-08	2013-08	2013-08	2013-08	2013-08	2013-08	2013-08	2013-08	2012-09	2014-09	2014-09
Debt Instrument, Unused Borrowing Capacity, Amount	$ 42,588								$ 23,074	$ 9,702	$ 5,107	$ 4,705
Ending Balance	$ 1,250,912		$ 28,500		$ 496,494	$ 52,176	$ 26,457	$ 24,873	$ 295,882	$ 30,969	$ 15,730	$ 14,831	$ 244,615	$ 28,500	$ 20,385